Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 348,816	$ 3,833,349
Marketable Securities	54,720	842,976
Inventory	233,510	795,824
Accounts and other receivables	283,561	5,585
Prepaid expenses and deposits	920,189	1,469,733
Other current assets		86,174
Note Receivable	511,557
Total current assets	2,580,353	7,690,824
Right of Use assets	299,722	479,027
Intangible assets, net of amortization	4,364,321	4,511,057
Fixed assets, net of depreciation	94,007	28,272
Total assets	7,338,403	12,709,180
Liabilities and Shareholders’ Equity
Accounts payable	2,218,810	1,493,809
Convertible notes	5,250,000	1,500,000
Current portion of lease liability	212,964	214,752
Accrued expenses	1,433,245	269,152
Accrued liabilities	234,360	60,450
Covid-19 SBA Loan	47,928	48,974
Total current liabilities	9,397,307	3,587,137
Long-term portion lease liability	114,148	304,907
Total liabilities	9,511,455	3,892,044
Preferred stock, $0.001 par value, 100,000 shares authorized, of which none are issued and outstanding
Common stock, $0.001 par value, 250,000,000 shares authorized, of which 62,640,314 and 45,634,154 shares were issued and outstanding as of December 31, 2024 and 2023	62,640	45,634
Additional paid-in capital	110,856,719	73,726,987
Common stock payable	1,997,936	725,230
Accumulated deficits	(115,090,347)	(65,680,715)
Total Shareholders’ Equity (Deficit)	(2,173,052)	8,817,136
Total Liabilities and Shareholders’ Equity	7,338,403	12,709,180
Yerbae Brands Corp [Member]
Assets
Investment in SRM & Affiliates	225,000
SRM Entertainment Inc Member And Affiliated Entity [Member]
Assets
Investment in SRM & Affiliates	$ 3,000	$ 657,183